Subsequent Events (Details) $ / shares in Units, shares in Thousands		6 Months Ended
	Sep. 29, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 13,106,908
Subsequent Event | Benson Hill, Inc
Subsequent Event [Line Items]
Consummation merger ratio	1.0754
Common stock issued | shares	22,500,000
Common stock price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 225,000,000,000
Proceeds from issuance of private placement	$ 320,300,000